Property and Equipment Net (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 42,494,035	$ 40,495,282
Less: accumulated depreciation and amortization	(13,503,222)	(11,137,862)
Property Plant And Equipment Excluding Construction In Progress, Total	28,990,813	29,357,420
Construction in progress	11,559	446,481
Property and equipment, net	29,002,372	29,803,901
Buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	26,812,029	26,232,621
Computers and office equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	11,260,671	10,813,480
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	2,052,740	1,376,044
Vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	925,015	946,304
Information Technology equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	834,880	497,965
Machinery
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 608,700	$ 628,868